Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 4,226,789		$ 366,678	$ 6,607,612	$ 618,182
Cash used in operating activities				5,119,769	423,487
Accumulated deficit	14,573,805			14,573,805		$ 7,966,193
Cash	$ 306,719		$ 56,799	306,719	56,799	$ 1,946,232	$ 320,402
Proceeds from sale of stock				$ 3,681,500	$ 210,000
Marketing development costs		$ 3,524,643